Financial Instruments - Schedule of Provision Matrix (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision Matrix [Line Items]
Total book value	$ 33,135,718	$ 14,563,153
Loss allowance	$ 7,465,561	13,114,951
Not past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.03%
Total book value	$ 514,854	3,937,838
Loss allowance	170	$ 2,489,636
Not past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate		0.03%
Not past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate		100.00%
Up to 180 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	25,252,572	$ 4,770,297
Loss allowance	$ 97,099	$ 4,770,297
Up to 180 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.08%	0.15%
Up to 180 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	91.71%	100.00%
Up to 365 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	$ 4,290	$ 3,100,633
Loss allowance	$ 4,290	$ 3,100,633
Up to 365 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	72.68%	1.40%
Up to 365 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Over 366 days past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Total book value	$ 7,364,002	$ 2,754,385
Loss allowance	$ 7,364,002	$ 2,754,385